EQUITY (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	493,917	738,889
Weighted average remaining contractual Life (years)	5 years 11 months 26 days	6 years 5 months 1 day
Weighted average exercise price	$ 4.47	$ 4.26
Options exercisable	333,917
Exercisable - Weighted average exercise price	$ 3.37
Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	4,000
Weighted average remaining contractual Life (years)	3 years 2 months 26 days
Weighted average exercise price	$ 0
Options exercisable	4,000
Exercisable - Weighted average exercise price	$ 0
Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	20,000
Weighted average remaining contractual Life (years)	2 years 11 months 26 days
Weighted average exercise price	$ 1.12
Options exercisable	20,000
Exercisable - Weighted average exercise price	$ 1.12
Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	123,667
Weighted average remaining contractual Life (years)	3 years 7 months 20 days
Weighted average exercise price	$ 2.31
Options exercisable	123,667
Exercisable - Weighted average exercise price	$ 2.31
Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	166,250
Weighted average remaining contractual Life (years)	5 years 9 months 7 days
Weighted average exercise price	$ 4.00
Options exercisable	166,250
Exercisable - Weighted average exercise price	$ 4.00
Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	0
Weighted average remaining contractual Life (years)	0 years
Weighted average exercise price	$ 0
Options exercisable	0
Exercisable - Weighted average exercise price	$ 0
Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	75,000
Weighted average remaining contractual Life (years)	7 years 7 months 10 days
Weighted average exercise price	$ 6.00
Options exercisable	0
Exercisable - Weighted average exercise price	$ 0
Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	50,000
Weighted average remaining contractual Life (years)	8 years 10 months 13 days
Weighted average exercise price	$ 6.89
Options exercisable	6,250
Exercisable - Weighted average exercise price	$ 6.89
Exercise Price Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	0
Weighted average remaining contractual Life (years)	0 years
Weighted average exercise price	$ 0
Options exercisable	0
Exercisable - Weighted average exercise price	$ 0
Exercise Price Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	55,000
Weighted average remaining contractual Life (years)	8 years 4 months 10 days
Weighted average exercise price	$ 8.01
Options exercisable	13,750
Exercisable - Weighted average exercise price	$ 8.01